STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income	$ 10,532,439	$ 8,394,719
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(5,128,585)	(20,259)
Unrealized gain on marketable securities held in Trust Account	(139,897)
Offering costs allocated to warrants		659,746
Change in fair value of warrant liability	(8,680,492)	(10,666,695)
Changes in operating assets and liabilities:
Prepaid assets	468,823	(555,442)
Deferred tax liability	574,998
Accounts payable and accrued expenses	1,577,059	957,634
Net cash used in operating activities	(795,655)	(1,230,297)
Cash Flows from Investing Activities:
Interest withdrawn from Trust Account to pay for franchise and income taxes	366,650
Investment of cash into Trust Account		(333,500,000)
Net cash provided by (used in) investing activities	366,650	(333,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Class B common stock to initial stockholders		25,000
Proceeds from sale of Units, net of underwriting discount		326,830,000
Proceeds from issuance of Private Placement Warrants		9,170,000
Proceeds from promissory note - related party		212,215
Repayment of promissory note - related party		(212,215)
Payment of offering costs		(491,394)
Net cash provided by financing activities		335,533,606
Net Change in Cash	(429,005)	803,309
Cash, beginning of period	803,309
Cash, end of the period	374,304	803,309
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriters' discount payable charged to additional paid-in capital		11,672,500
Accretion of common stock subject to possible redemption	$ 3,858,456	$ 29,883,298